Commitments and contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Banking facilities available for overdraft and import and export credits		$ 897,000		$ 897,000
Utilised for issuance of bank guarantees		605,000		$ 596,000
Secured by bank deposit		$ 897,000
Weighted average interest rate		5.00%		4.90%
Bank borrowings		$ 219,000		$ 457,000
Average interest rates	5.00%	5.00%	4.90%	4.90%
ZHEJIANG TIANLAN
Operating leases expense | ¥	¥ 0		¥ 0		¥ 0